UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report

Pursuant to Section 15G of The

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period: to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported):

February 14, 2012

Macquarie Securities Management Pty Limited1

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer	Central Index Key Number of securitizer
None	0001541418

Vicky Zhai, +61 2 8237 0055

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]

Macquarie Securities Management Pty Limited, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities securitized by it and outstanding during the reporting period in the auto loan, auto lease, equipment loan and equipment lease asset classes.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MACQUARIE SECURITIES MANAGEMENT PTY LIMITED as securitizer

By:	/s/ Alan Cameron
	Name:	Alan Cameron
	Title:	Director

Date: February 14, 2012